EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of company's warrants
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	3,780,000	$0.48	0.87
Issued	13,266,823	$0.84	2.82
Exercised	-	$-	-
Warrants as of December 31, 2023	17,046,823	$0.76	1.73
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2021	-	$-	-
Issued	3,780,000	$0.48	1.63
Exercised	-	$-	-
Warrants as of December 31, 2022	3,780,000	$0.48	0.87

Schedule of company's options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2022	5,284,068	$0.80	4.17
Issued	3,740,000	$0.87	5.00
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2023	9,024,068	$0.83	3.77
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2021	3,059,068	$0.52	5.08
Issued	2,225,000	$1.20	4.97
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2022	5,284,068	$0.80	4.17